Accounting Standards and Basis of Preparation	12 Months Ended
Jun. 30, 2025
Accounting Standards and Basis of Preparation [Abstract]
ACCOUNTING STANDARDS AND BASIS OF PREPARATION
2.	ACCOUNTING STANDARDS AND BASIS OF PREPARATION

Statement of compliance with IFRS as issued by IASB

These consolidated financial statements of the Group have been prepared in accordance with IFRS Accounting (“IFRS”) as issued by International Accounting Standard Board (“IASB”), and interpretations issued by the IFRS Interpretations Committee (IFRIC), following the accounting policies as set forth and summarized in Note 4 – “Summary of significant accounting policies”. All IFRS issued by the IASB, effective at the time of preparing these consolidated financial statements have been applied.

Authorization for the issue of the Consolidated financial statements

These consolidated financial statements of the Group as of June 30, 2025 and 2024 and for the years ended June 30, 2025, and 2024 have been authorized by the Board of Directors of Moolec Science SA on December 29, 2025.

Basis of measurement

The consolidated financial statements have been prepared on the historical cost basis, except for items that are required to be accounted for at fair value.

The significant accounting policies set out in Note 4 – Summary of significant accounting policies have been consistently applied in preparing these consolidated financial statements to all the periods presented, unless otherwise stated.

Due to the activities of the Group, costs and expenses presented in the statement of operations are classified according to their function. The statement of financial position has been prepared based on the nature of the transactions, distinguishing: (a) current assets from non-current assets, where current assets are assets that should be realized, sold or used during the normal operating cycle, or the assets owned with the aim of being sold in the short-term (within 12 months); (b) current liabilities from non-current liabilities, where current liabilities are liabilities that should be paid during the normal operating cycle or over the 12-month period subsequent to the reporting date.

All other assets and liabilities are classified as non-current. Current and deferred tax assets and liabilities (income tax credits / liabilities) are presented separately from each other and from other assets and liabilities, classified as current and non-current, respectively.

The consolidated financial statements of the Group have been prepared using:

Accrual basis of accounting:

Accrual basis of accounting (except for cash flows information). Under this basis of accounting, the effects of transactions and other events are recognized as they occur, even when there are no cash flows.

Functional currency and presentation currency

Functional currency

Items included in the financial statements of each of the Group’s entities are measured using the currency of the primary economic market in which the entity operates (i.e., “the functional currency”).

The Company and the main subsidiaries of the Group have United States Dollars as functional currency.

Macroeconomic context – in recent years Argentina’s macroeconomic scenario has featured a misalignment between inflation rates and the devaluation of the Argentine peso, which became more pronounced during the first half of the year ended June 30, 2022. Notwithstanding such misalignment, the Company’s Argentine subsidiaries have been able to continue pricing their products in U.S. dollars as the costs of products and services are set in U.S. dollars. This has also been achievable as the demand for the type of products the Company commercializes is relatively inelastic when compared to non-essential goods and services. Further, Argentina’s significant economic volatility has caused materials, and other costs of providing goods that the Company acquires from the Argentine domestic market, to become increasingly indexed to the U.S. dollar (i.e., denominated in Argentine Pesos but indexed to the U.S. dollar exchange rate).

For the years ended June 30, 2025, 2024 and 2023, Argentinian subsidiaries, that have Argentine Pesos as functional currency, had applied IAS 29 “Financial reporting in hyperinflationary economies” which requires that the financial statements of an entity whose functional currency is the currency of a hyperinflationary economy, whether these are based on the historical cost method or the current cost method, be stated in terms of the measuring unit current at the closing date of the reporting period. For such purpose, the inflation produced since the acquisition date or the revaluation date, as applicable, must be computed in non-monetary items. The standard details a series of factors to be considered for concluding whether an economy is hyperinflationary, including, but not limited to, a cumulative inflation rate over a three-year period that approaches or exceeds 100%. Inflation accumulated in three years, as of June 30, 2018, was over 100%. It was for this reason that, in accordance with IAS 29, the Argentine economy had to be considered as hyperinflationary since July 1, 2018. Consequently, the Group has applied IAS 29 to these financial statements.

During an inflationary period, any entity that maintains an excess of monetary assets over monetary liabilities will lose purchasing power, and any entity that maintains an excess of monetary liabilities over monetary assets will gain purchasing power, provided that such items are not subject to an adjustment mechanism.

Briefly, the restatement mechanism of IAS 29 establishes that monetary assets and liabilities will not be restated because they are already expressed in a current unit of measurement at the end of the reporting period. Assets and liabilities subject to adjustments based on specific agreements, will be adjusted according to those agreements. Non-monetary items measured at their current values at the end of the reporting period, such as the net realizable value or others, do not need to be restated. The remaining non-monetary assets and liabilities will be restated according to a general price index. The loss or gain for the net monetary position will be included in the net result of the reporting period, revealing this information in a separate line item.

The inflation adjustment to the initial balances was calculated by means of a conversion factor derived from the Argentine price indexes published by the National Institute of Statistics.

The Argentine price index as of June 30, 2025, and 2024 was 8,855.5681 and 6,351.7145, respectively.

Presentation currency

The consolidated financial statements of the Group are presented in US dollars.

Foreign currency

Transactions entered into by Group entities in a currency other than their functional currency are recorded at the relevant exchange rates as of the date upon which such transactions occur. Foreign currency monetary assets and liabilities are translated at the prevailing exchanges rates as of the final day of each reporting period. Exchange differences arising on the retranslation of unsettled monetary assets and liabilities are recognized immediately in profit or loss, except for foreign currency borrowings qualifying as a hedge of a net investment in a foreign operation for which exchange differences are recognized in other comprehensive income and accumulated in the foreign exchange reserve along with the exchange differences arising on the retranslation of the foreign operation. Upon the disposal of a foreign operation, the cumulative exchange differences recognized in the foreign exchange reserve relating to such operation up to the date of disposal are transferred to the Consolidated statement of profit or loss and other comprehensive income as part of the profit or loss reorganized upon such disposal.

Business combination

On June 16, 2025, it was completed the business combination with Bioceres Group Limited, Nutrecon LLC and Gentle Technologies Corp. pursuant to the terms of the Business Combination Agreement approved by Moolec Science SA’s shareholders. Through this transaction, Moolec Science SA acquired all the issued and outstanding equity interests of Bioceres Group and Nutrecon and 50% of Gentle Tech, integrating mature agricultural biologicals and seed businesses, nutritional solutions, and emerging technology ventures. In consideration for the contributed entities, the Company issued approximately 6.2 million of ordinary shares to the shareholders of Bioceres Group, 450,000 of ordinary shares and 500,000 private warrants with an exercise price of US$20.00 per share to the shareholders of Nutrecon, and 132,750 ordinary shares to the shareholders of Gentle Tech. Also, Moolec Science SA committed to issue additional ordinary shares twelve months after the acquisition date, representing the 10% of the total shares to be issued (the “Holdback”), representing approximately 0.7 million of ordinary shares to the shareholders of Bioceres Group, 50,000 of ordinary shares to the shareholders of Nutrecon, and 14,750 ordinary shares to the shareholders of Gentle Tech. As a result of this combination, Bioceres Group, Nutrecon and Gentle Tech became subsidiaries of Moolec, and the Company evolved into a diversified life sciences and food-tech platform, as more fully described below in Note 1 – The Group’s business reorganization and general information - “The Bioceres Group Business Combination Agreement”. This business combination was accounted as reverse acquisition in accordance with IFRS 3 – Business Combinations.

Subsidiaries

Where the Group holds a controlling interest in an entity, such entity is classified as a subsidiary. The Group exercises control over such an entity if all three of the following elements are present: (i) the Group has the power to direct or cause the direction of the management and policies of the entity; (ii) the Group is exposed to the variable returns of such entity; and (iii) the Group has power to affect the variability of such returns. Control is reassessed whenever facts and circumstances indicate that there may be a change in any of these elements of control.

De-facto control exists in situations where the Group has the practical ability to direct the relevant activities of an entity without holding the majority of the voting rights. In determining whether de facto control exists, the Group considers all relevant facts and circumstances, including:

-	The relative share of the Group’s voting rights with respect both the size and dispersion of other parties who hold voting rights;

-	Substantive potential voting rights held by the Group and by other parties;

-	Other contractual arrangements; and

-	Historic patterns in voting attendance.

The subsidiaries of the Group, all of which have been included in the consolidated financial statements of the Group, are as follows:

Name	Principal activities	Country of incorporation and principal place of business	Ref	% Equity interest 06/30/2025	% Equity interest 06/30/2024
Moolec Science Limited	Investment in subsidiaries	United Kingdom	b)	100%	-
AG Biomolecules LLC	Production and commercialization of agricultural products	United States	b)	100%	-
ValoraSoy S.A.	Production and commercialization of agricultural products	Argentina	b)	100%	-
Nutrecon LLC	Investment in subsidiaries	United States	b)	100%	-
SynBio Powerlabs	Production and commercialization of fermentation products	Finland	d)	90%	-
Gentle Tech	Investment in subsidiaries	British Virgin Islands	a),b)	100%	50%
Gentle Farming	Investment in subsidiaries	British Virgin Islands	a),b)	51%	51%
G-FAS	Production and commercialization of sustainable agricultural equipment	Argentina	a),b)	64%	64%
Bioceres Group Limited	Investment in subsidiaries	United Kingdom	b)	100%	100%
Bioceres Crop Solutions (BIOX)	Research and development	United States	c)	29.30%	28.75%
Bioceres LLC	Investment in subsidiaries	United States	a)	100%	100%
Bioceres S.A.	Investment in subsidiaries	Argentina	a)	89.93%	79.72%
Bioceres Tech Services LLC	Investment in subsidiaries	United States	a)	100%	100%

a) Direct interests held by Bioceres Group Limited.

b) Direct interest held by Moolec Science SA.

c) Since 2023, the Group exercises “de facto control” over Bioceres Crop Solutions Corp, however, as stated in note Note 1 – The Group’s business reorganization and general information - “The Bioceres Group Business Combination Agreement”, Bioceres Group Limited lost the “de facto control” on June 24, 2025. The subsidiary was deconsolidated as of June 30, 2025, and the investment in it was measured using the equity method. The Group’s consolidated result includes the results of that entity up to the date of its deconsolidation. No results related to the loss of control have been recognized. Various notes to the financial statements show the effect it has had on consolidated assets and liabilities, business segments and CGUs.

d) Direct interest held by Nutrecon LLC.

Special purpose and structured entities (“SPE”)

A structured entity is an entity that has been designed so that voting or similar rights are not the dominant factor in deciding who controls the entity and the relevant activities are directed by means of contractual arrangements. In these cases, the Company considers the purpose and design of the SPE, including a consideration of the risks the SPE was expected to be exposed to, the risks it was designed to pass on to the parties involved with the SPE and whether the Company is exposed to some or all of those risks or potential returns. One then considers which activities have a significant impact on the SPE’s returns and determines which parties have an ability to direct each of those activities.

The Group controls an SPE when is exposed, or has rights, to variable returns from its involvement with the SPE and has the ability to affect those returns through its power over the SPE. Following the BIOX deconsolidation, the Group does not control any SPE.